Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	¥ 76,262
Less: accumulated amortization	(3,813)
Less: Impairment	(21,019)
Intangible assets, net	51,430		$ 7,354
Software and source code [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	¥ 76,262